Fair Value Measurements - Fair Value Of Assets Measured And Recognized At Fair Value On A Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Investment securities available for sale:
Investment securities available for sale, at fair value	$ 199,116	$ 198,174
Total fair value assets	202,871	200,413
Liabilities	2,604	1,219
Derivative Loan Commitments
Investment securities available for sale:
Derivative assets	1,151	1,020
Interest Rate Swaps
Investment securities available for sale:
Derivative assets	2,604	1,219
Liabilities	2,604	1,219
U.S. agency securities
Investment securities available for sale:
Investment securities available for sale, at fair value	12,579	13,072
Corporate bonds
Investment securities available for sale:
Investment securities available for sale, at fair value	11,327	11,190
Mortgage-Backed Securities - Agency
Investment securities available for sale:
Investment securities available for sale, at fair value	150,769	149,199
Asset-Backed Securities
Investment securities available for sale:
Investment securities available for sale, at fair value	23,028	23,292
Equity Securities
Investment securities available for sale:
Investment securities available for sale, at fair value	1,413	1,421
Level 1
Investment securities available for sale:
Investment securities available for sale, at fair value	1,314	1,322
Total fair value assets	1,314	1,322
Liabilities	0	0
Level 1 | Derivative Loan Commitments
Investment securities available for sale:
Derivative assets	0	0
Level 1 | Interest Rate Swaps
Investment securities available for sale:
Derivative assets	0	0
Liabilities	0	0
Level 1 | U.S. agency securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 1 | Corporate bonds
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 1 | Mortgage-Backed Securities - Agency
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 1 | Asset-Backed Securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 1 | Equity Securities
Investment securities available for sale:
Investment securities available for sale, at fair value	1,314	1,322
Level 2
Investment securities available for sale:
Investment securities available for sale, at fair value	197,703	196,753
Total fair value assets	200,307	197,972
Liabilities	2,604	1,219
Level 2 | Derivative Loan Commitments
Investment securities available for sale:
Derivative assets	0	0
Level 2 | Interest Rate Swaps
Investment securities available for sale:
Derivative assets	2,604	1,219
Liabilities	2,604	1,219
Level 2 | U.S. agency securities
Investment securities available for sale:
Investment securities available for sale, at fair value	12,579	13,072
Level 2 | Corporate bonds
Investment securities available for sale:
Investment securities available for sale, at fair value	11,327	11,190
Level 2 | Mortgage-Backed Securities - Agency
Investment securities available for sale:
Investment securities available for sale, at fair value	150,769	149,199
Level 2 | Asset-Backed Securities
Investment securities available for sale:
Investment securities available for sale, at fair value	23,028	23,292
Level 2 | Equity Securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3
Investment securities available for sale:
Investment securities available for sale, at fair value	99	99
Total fair value assets	1,250	1,119
Liabilities	0	0
Level 3 | Derivative Loan Commitments
Investment securities available for sale:
Derivative assets	1,151	1,020
Level 3 | Interest Rate Swaps
Investment securities available for sale:
Derivative assets	0	0
Liabilities	0	0
Level 3 | U.S. agency securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3 | Corporate bonds
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3 | Mortgage-Backed Securities - Agency
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3 | Asset-Backed Securities
Investment securities available for sale:
Investment securities available for sale, at fair value	0	0
Level 3 | Equity Securities
Investment securities available for sale:
Investment securities available for sale, at fair value	$ 99	$ 99